LAND USE RIGHT (Tables)	12 Months Ended
Dec. 31, 2018
LAND USE RIGHT
Schedule of Land Use Right

	December 31
	2017	2018
	RMB’000	RMB’000	US$’000

Land use right	34,057	34,057	4,953
Less: accumulated amortization	(1,155)	(1,885)	(274)

	32,902	32,172	4,679